Cost of sales (Tables)	3 Months Ended
Mar. 31, 2025
Cost of sales
Schedule of cost of sales

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Power generation	85.6	88.8
Depreciation	75.9	73.8
Tower repairs and maintenance	13.0	15.6
Amortization	10.0	10.0
Staff costs	7.5	6.9
Regulatory fees	6.8	7.6
Security services	5.7	7.8
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.0	3.1
Travel costs	0.8	1.6
Insurance	0.8	1.2
Short-term rental	0.5	2.6
Vehicle maintenance and repairs	0.5	0.4
Professional fees	0.3	0.4
Other(a)	4.3	34.5
	213.7	254.3
(a)	Included in “Other” for the three months ended March 31, 2025, are $nil in net foreign exchange losses on cost of sales (three months ended March 31, 2024: $32.1 million).